FINANCIAL DEBT WITH THIRD PARTIES - SENIOR SECURED NOTES, DEBENTURES (Details) R$ in Thousands, $ in Thousands	1 Months Ended	11 Months Ended			12 Months Ended
	Jan. 29, 2013	Dec. 12, 2016 BRL (R$)	Dec. 12, 2016 USD ($)	Nov. 22, 2012 BRL (R$)	Dec. 31, 2017 USD ($)	Dec. 26, 2016 BRL (R$)	Dec. 26, 2016 USD ($)	Dec. 31, 2018 USD ($)	Nov. 22, 2012 USD ($)
Senior Secured Notes | Atento Luxco 1, S.A. [member]
Disclosure of detailed information about borrowings [line items]
Number of bonds	300,000
Maturity Date	January 29, 2020				Year 2019
Senior Secured Notes | Atento Luxco 1, S.A. [member] | Level 1 member
Disclosure of detailed information about borrowings [line items]
Financial liabilities, at fair value					$ 305,921
Senior Secured Notes | 2016
Disclosure of detailed information about borrowings [line items]
Maturity Date					Year 2020
Senior Secured Notes | 2017
Disclosure of detailed information about borrowings [line items]
Maturity Date					Year 2022
Brazilian bonds - Debentures
Disclosure of detailed information about borrowings [line items]
Maturity Date				December 12, 2019
Debenture and bond, value				R$ 915,000					$ 365,000
Borrowings, interest rate basis				plus a spread of 3.70%
Repayment of bonds and debentures		R$ 44,562	$ 13,673			R$ 100,000	$ 30,683
Brazilian bonds - Debentures | Discounted cash flow
Disclosure of detailed information about borrowings [line items]
Financial liabilities, at fair value								$ 15,643
Brazilian bonds - Debentures | 2016
Disclosure of detailed information about borrowings [line items]
Maturity Date					Year 2023